Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Total intangible assets, at cost	$ 80,043	$ 76,750
Less: accumulated amortization	(31,845)	(26,698)
Total intangible assets, net	48,198	50,052
Trademark [Member]
Total intangible assets, at cost	44,826	42,982
Software [Member]
Total intangible assets, at cost	$ 35,217	$ 33,768